Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

During the years ended December 31, 2013, 2014 and 2015, there were related party transactions with a shareholder and an equity investee as follows:

	2013		2014		2015
	(In millions of Korean Won)
Sales to related parties	~~W~~	18,562	~~W~~	11,441	~~W~~	9,454
Purchases from related parties		1,212		599		226
Amounts due from related parties		1,773		1,365		1,261
Amounts due to related parties		5,756		5,111		4,712

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and acquired additional 6.92% voting shares on June 23 and June 24, 2008. The transactions with GungHo and the related balances during 2013, 2014 and 2015 were included in related party transactions above.

Due to the disposal of equity investments in Gravity EU SAS, in November 2014, the related party relationships between the Company and the equity investees was discontinued. Therefore, the transactions with Gravity EU SAS that occurred before the disposal of the equity investments was included in the related party transactions. Sales to Gravity EU SAS were ~~W~~237 million in 2014.

Zerodiv Inc. has been excluded from the coverage of GungHo Online Entertainment, Inc.’s consolidation as a result of the sale of all of its shares at December 1, 2015. Therefore, the related party relationship between the Company and Zerodiv Inc. was discontinued and the transactions with Zerodiv Inc. that occurred before the sales date was included in the related party transactions.